9. Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
9. Marketable Securities

9. Marketable Securities

Investments in marketable securities consists of 2,500,000 shares of Zoompass Holdings (“Zoompass”) and is accounted for at fair value, with changes recognized into earnings.

The shares of Zoompass were last quoted on the OTC market at $0.0203 per share on September 30, 2022, resulting in an unrealized gain recorded to earnings related to these securities of $43,250 for the nine months ended September 30, 2022.

9. Marketable Securities

Investments in marketable securities consists of 2,500,000 shares of Zoompass Holdings (“Zoompass”) and is accounted for at fair value, with changes recognized in earnings.

On December 31, 2021, the shares of Zoompass were last quoted at $0.003 per share on the OTC market, resulting in an unrealized loss recorded to earnings related to these securities of $460,000, The Company recorded an unrealized gain of $290,000 for the year ended December 31, 2020.